CONSOLIDATED BALANCE SHEETS (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Current assets:
Cash and cash equivalents	¥ 526,920	¥ 493,674
Receivables held for sale	787,459	638,149
Credit card receivables	220,979	194,607
Total accounts receivable, receivables held for sale, credit card receivables and other receivables	1,605,909	1,382,947
Less: Allowance for doubtful accounts	(15,078)	(16,843)
Total accounts receivable, receivables held for sale, credit card receivables and other receivables, net	1,590,831	1,366,104
Inventories	232,126	180,736
Deferred tax assets	61,592	70,784
Total current assets	2,526,762	2,236,502
Property, plant and equipment:
Wireless telecommunications equipment	4,975,826	5,151,686
Buildings and structures	897,759	882,165
Tools, furniture and fixtures	553,497	532,506
Land	201,121	200,382
Construction in progress	158,173	127,592
Sub-total	6,786,376	6,894,331
Accumulated depreciation and amortization	(4,228,610)	(4,334,047)
Total property, plant and equipment, net	2,557,766	2,560,284
Non-current investments and other assets:
Investments in affiliates	424,531	474,502
Marketable securities and other investments	171,875	155,923
Intangible assets, net	665,960	691,651
Goodwill	262,462	217,640
Other assets	629,174	560,139
Deferred tax assets	269,500	273,084
Total non-current investments and other assets	2,423,502	2,372,939
Total assets	7,508,030	7,169,725
Current liabilities:
Current portion of long-term debt	248	70,437
Short-term borrowings	9,495	12,307
Accrued payroll	54,294	55,961
Accrued interest	346	713
Accrued income taxes	175,683	135,418
Total current liabilities	1,205,986	1,130,860
Long-term liabilities:
Long-term debt (exclusive of current portion)	220,603	171,022
Accrued liabilities for point programs	113,001	140,855
Liability for employees' retirement benefits	160,666	171,221
Total long-term liabilities	608,531	628,300
Total liabilities	1,814,517	1,759,160
Redeemable noncontrolling interests	14,869
NTT DOCOMO, INC. shareholders' equity
Common stock, without a stated value- Authorized shares 17,460,000,000 shares as of March 31, 2013 and 2014 Issued shares 4,365,000,000 shares as of March 31, 2013 and 2014 Outstanding shares 4,146,760,100 shares as of March 31, 2013 and 2014	949,680	949,680
Additional paid-in capital	732,875	732,609
Retained earnings	4,328,389	4,112,466
Accumulated other comprehensive income (loss)	9,590	(49,112)
Treasury stock 218,239,900 shares as of March 31, 2013 and 2014	(377,168)	(377,168)
Total NTT DOCOMO, INC. shareholders' equity	5,643,366	5,368,475
Noncontrolling interests	35,278	42,090
Total equity	5,678,644	5,410,565
Commitments and contingencies
Total liabilities and equity	7,508,030	7,169,725
Third parties
Current assets:
Short-term investments	19,561	31,762
Accounts receivable	276,409	251,109
Other receivables	34,127	32,151
Prepaid expenses and other current assets	86,991	74,577
Non-current investments and other assets:
Other assets	369,593	302,533
Current liabilities:
Short-term borrowings	9,495	6,801
Accounts payable, trade	643,822	565,142
Other current liabilities	159,720	142,346
Long-term liabilities:
Other long-term liabilities	112,558	143,267
Related parties
Current assets:
Short-term investments		10,000
Accounts receivable	5,100	9,233
Other receivables	281,835	257,698
Prepaid expenses and other current assets	8,741	8,865
Non-current investments and other assets:
Other assets	259,581	257,606
Current liabilities:
Short-term borrowings		5,506
Accounts payable, trade	154,493	140,582
Other current liabilities	7,885	7,954
Long-term liabilities:
Other long-term liabilities	¥ 1,703	¥ 1,935